UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215 Roseville, CA  95678

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Monthly Risk-On Risk-Off Fund
AmericaFirst Income Fund

June 30, 2021

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

AMERICAFIRST QUANTITATIVE FUNDS

MANAGEMENT’S DISCUSSION OF PERFORMANCE

 JUNE 30, 2021 (UNAUDITED)

Dear Shareholder:

According to the U.S. Bureau of Economic Analysis, the U.S. economy advanced at an annualized rate of 6.6% in Q2 2021, below forecasts of 6.7%. The rapid spread of the coronavirus delta variant, shortage of workers and a cooling housing market may negatively impact the growth for the year to come. The annual inflation rate (as measured by rate of change of the Consumer Price Index – CPI) for the United States rose to 5.3% for the 12 months ended June 2021 from 0.65% the June prior.

The 10-year U.S. Treasury yield was 0.65% on June 30, 2020, and it increased to 1.44% by the end of June 2021. U.S. stocks (as measured by the S&P 500 Index) rose 40.79% for the 12 months ending June 30 of 2021 while U.S. bonds (as measured by the Barclays U.S. Aggregate Bond Index) lost 0.33%.

The fiscal year ending on June 30, 2021, proved to be a fine year for AmericaFirst funds as compared to their respective benchmarks.

The AmericaFirst Income Fund (Class I shares) turned in a 33.30% 12-month return outperforming its primary benchmark (Lipper Flexible Portfolio Funds Index) which rose 29.40%.  Despite the Fund’s ability to own multiple forms of income-generating investment vehicles, the Fund properly shifted away from a more balanced stock and bond allocation to exclusively high-yield common stock in early 2021, which contributed to it above-index returns.

The AmericaFirst Risk-On Risk-Off Fund (Class I shares) earned 14.69% for the 12-months ending on June 30, 2021, outperforming its primary benchmark (the Lipper Absolute Return Funds Index) which rose 9.99%.  Contributing to this outperformance was the Fund’s shift away from intermediate-term U.S. Treasury bonds to domestic equities with low valuation ratios and high historical earnings growth.

The AmericaFirst Defensive Growth Fund (Class I shares) earned 27.86% for the 12-months ending on June 30, 2021, outperforming its primary benchmark (the Lipper Alternative Long/Short Equity Funds Index) which rose 2.36%.  Much of this outperformance resulted from the Fund’s over-allocation to long positions in January of 2021 as well as its allocation to the healthcare sector.  Prior to this shift, the Fund had allocated 10% - 25% into to short equity positions.

The AmericaFirst Large Cap Share Buyback Fund (Class I shares) earned 32.44% for the 12-months ending on June 30, 2021, under-performing its primary benchmark (the Lipper Multi-Cap Core Funds Index) which rose 43.42%.  The Fund’s under-performance can be explained by its allocation to Value stocks resulting from our accurate forecast of rising inflation rates.  Prior to this allocation, the Fund was evenly allocated between growth and value style boxes.  We strongly feel that large cap value stocks will outperform other forms of equity should inflation continue to rise.

We thank you for investing with AmericaFirst, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rick Gonsalves

President of AmericaFirst Quantitative Funds

Annual Report | 1

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2021 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES, THE LIPPER ALTERNATIVE LONG/SHORT EQUITY FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2021 (1)
Class A	Without sales load	27.15%	-1.99%	2.96%	2.92%
	With sales load	20.83%	-2.98%	2.43%	2.40%
Class I		27.86%	-1.53%	3.67%	3.61%
Class U	Without sales load	26.51%	-2.51%	2.43%	2.37%
	With sales load	23.27%	-3.01%	2.16%	2.11%
Lipper Alternative Long/Short Equity Funds Index (2)		2.36%	1.82%	2.21%	2.23%
S&P 500 Total Return Index		40.79%	17.64%	14.83%	14.72%

(1)AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Each benchmark since inception return assumes inception date of May 23, 2011. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) The Fund has adopted the Lipper Alternative Long/Short Equity Funds Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2020, were as follows: AmericaFirst Defensive Growth Fund Class A, 3.94% gross of fee waivers or expense reimbursements and 2.89% after waiver and reimbursement; Class I, 3.66% gross of fee waivers or expense reimbursements and 2.35% after waiver and reimbursement; and Class U, 4.70% gross of fee waivers or expense reimbursements and 3.39% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the Lipper Alternative Long/Short Equity Funds Index and the S&P 500 Total Return Index and. The Lipper Alternative Long/Short Equity Funds Index employs portfolio strategies that combine long holdings of equities with short sales of equity, equity options, or equity index options, the fund may be either net long or net short depending on the portfolio manager's view of the market.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note individuals cannot invest directly in any index.

Annual Report | 2

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2021 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES, THE LIPPER MULTI-CAP CORE FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Commencement of Operations through June 30, 2021 (1)
Class A	Without sales load	32.07%	8.70%	9.29%
	With sales load	25.43%	6.87%	8.02%
Class I		32.44%	9.05%	9.85%
Class U	Without sales load	31.11%	7.95%	8.60%
	With sales load	27.78%	7.04%	7.97%
Lipper Multi-Cap Core Funds Index (2)		43.42%	17.31%	16.36%
S&P 500 Total Return Index		40.79%	18.64%	17.68%

(1)AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) The Fund has adopted the Lipper Multi-Cap Core Funds Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.

Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated November 1, 2020, were as follows:  AmericaFirst Large Cap Share Buyback Fund Class A, 3.42% gross of fee waivers or expense reimbursements and 2.09% after fee waiver and reimbursements; Class I, 3.19% gross of fee waivers or expense reimbursements and 1.85% after fee waiver and reimbursements: and Class U, 4.21% gross of fee waivers or expense reimbursements and 2.81% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Large Cap Share Buyback Fund Class A shares versus the Lipper Multi-Cap Core Funds Index and the S&P 500 Total Return Index. Lipper Multi-Cap Core Funds Index that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note  individuals cannot invest directly in any index.

Annual Report | 3

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2021 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND* CLASS A SHARES, THE LIPPER ABSOLUTE RETURN FUNDS INDEX AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2021 (1)
Class A	Without sales load	13.24%	3.15%	3.23%	3.54%
	With sales load	7.61%	2.10%	2.70%	3.07%
Class I (2)		14.69%	4.23%	4.19%	5.52%
Class U	Without sales load	12.70%	2.65%	2.72%	3.02%
	With sales load	9.87%	2.12%	2.46%	2.79%
Lipper Absolute Return Funds Index (3)		9.99%	2.68%	1.96%	1.94%
S&P 500 Total Return Index		40.79%	17.64%	14.83%	15.03%

(1) AmericaFirst Monthly Risk-On Risk-Off Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) AmericaFirst Monthly Risk-On Risk-Off Fund Class I commenced operations on July 12, 2010. Benchmark return for since inception July 12, 2010 to June 30, 2021 for the Lipper Absolute Return Funds Index and S&P 500 Total Return Index is 2.14% and 15.75%, respectively.

(3)  The Fund has adopted the Lipper Absolute Return Funds Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.

 * On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2020, were as follows: AmericaFirst Monthly Risk-On Risk-Off Fund Class A, 2.47% gross of fee waivers or expense reimbursements and 2.82% after fee waiver and reimbursements; Class I, 2.21% gross of fee waivers or expense reimbursements and 1.62% after fee waiver and reimbursements; and Class U, 3.22% gross of fee waivers or expense reimbursements and 3.32% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

 The above graph depicts the performance of the AmericaFirst Monthly Risk-On Risk-Off Fund Class A shares versus the Lipper Absolute Return Funds Index and the S&P 500 Total Return Index. The Lipper Absolute Return Funds Index aims for positive returns in all market conditions. The funds are not benchmarked against a traditional long only market index but rather have the aim of outperforming a cash or risk-free benchmark. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note individuals cannot invest directly in any index.

Annual Report | 4

AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2021 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME FUND CLASS A SHARES, THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND THE BLOOMBERG BARCLAYS AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2021 (1)

Class A	Without sales load	32.34%	4.62%	1.63%	2.23%
	With sales load	27.09%	3.76%	1.21%	1.85%
Class I		33.30%	5.44%	2.39%	2.97%
Class U	Without sales load	31.53%	4.04%	1.11%	1.70%
	With sales load	28.90%	3.61%	0.90%	1.52%
Lipper Flexible Portfolio Funds Index (2)		29.40%	11.28%	8.20%	8.98%
Bloomberg Barclays Aggregate Bond Index		-0.33%	3.02%	3.39%	3.43%

(1) AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010. Benchmark since inception return assumes inception date of July 1, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) The Fund has adopted the Lipper Flexible Portfolio Funds Index as its primary broad-based securities market index because Fund management believes it aligns more closely with the asset composition of the Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2020, were as follows: AmericaFirst Income Fund Class A, 3.64% gross of fee waivers or expense reimbursements and 3.10% after waiver and reimbursement; Class I, 3.38% gross of fee waivers or expense reimbursements and 2.29% after waiver and reimbursement; and Class U, 4.38% gross of fee waivers or expense reimbursements and 3.59% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Income Fund Class A shares versus  the Lipper Flexible Portfolio Fund Index and the Bloomberg Barclays Aggregate Bond Index. The Lipper Flexible Portfolio Funds Index allocates investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Please note individuals cannot invest directly in any index.

Annual Report | 5

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

COMMON STOCK - 90.69%

Construction Machinery & Equipment - 3.54%
4,435	Manitowoc Co., Inc. *	$ 108,658

Crude Petroleum & Natural Gas - 4.50%
8,226	Par Pacific Holdings, Inc. *	138,361

Electric & Other Services Combined - 3.60%
2,088	Unitil Corp.	110,601

Footwear (No Rubber) - 4.06%
4,565	Caleres, Inc.	124,579

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 4.15%
4,001	Intrepid Potash, Inc. *	127,472

Miscellaneous Furniture & Fixtures - 3.73%
4,404	Knoll, Inc.	114,460

Motor Vehicle Parts & Accessories - 11.69%
6,509	Modine Manufacturing Co. *	107,984
2,543	Standard Motor Products, Inc.	110,239
7,302	Tenneco, Inc. Class A *	141,075
		359,298
Office Furniture (No Wood) - 3.89%
7,913	Steelcase, Inc. Class A	119,565

Oil, Gas Field Services - 3.43%
11,519	ProPetro Holding Corp. *	105,514

Paper Mills - 3.53%
2,163	Neenah, Inc.	108,518

Periodicals: Publishing or Publishing & Printing - 4.81%
3,400	Meredith Corp. *	147,696

Plastic Products - 3.45%
4,466	Tupperware Brands Corp. *	106,067

Printed Circuit Boards - 3.43%
3,700	Benchmark Electronics, Inc.	105,302

Retail-Auto Dealers & Gasoline Stations - 3.46%
2,374	Sonic Automotive, Inc. Class A *	106,213

Retail-Home Furniture, Furnishings & Equipment Stores - 3.58%
8,444	The Container Store Group, Inc. *	110,110

The accompanying notes are an integral part of these financial statements.

Annual Report | 6

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Retail-Women's Clothing Stores - 5.27%
24,624	Chico's FAS, Inc. *	$ 162,026

Services-Help Supply Services - 3.86%
4,220	TrueBlue, Inc. *	118,624

Services-Nursing & Personal Care Facilities - 4.37%
16,988	Brookdale Senior Living, Inc. *	134,205

Surgical & Medical Instruments & Apparatus - 5.05%
48,932	Asensus Surgical, Inc. *	155,114

Telephone Communications (No Radio Telephone) - 3.73%
7,435	Cincinnati Bell, Inc. *	114,648

Wood Household Furniture (No Upholstered) - 3.56%
3,966	Ethan Allen Interiors, Inc.	109,462

TOTAL COMMON STOCK (Cost $2,759,683) - 90.69%		2,786,493

REAL ESTATE INVESTMENT TRUSTS - 7.88%
422	Alexander's, Inc.	113,075
28,272	Ashford Hospitality Trust, Inc. *	128,920
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $256,075) - 7.88%		241,995

MONEY MARKET FUND - 1.50%
46,017	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 0.03% **	46,040
TOTAL MONEY MARKET FUND (Cost $46,036) - 1.50%		46,040

INVESTMENTS IN SECURITIES, AT VALUE (Cost $3,061,794) *** - 100.07%		3,074,528

LIABILITIES LESS OTHER ASSETS - (0.07)%		(1,910)

NET ASSETS - 100.00%		$ 3,072,618

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,061,794 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $137,166

Gross Unrealized Depreciation                                       (124,432)

       Net Unrealized Appreciation                                     $12,734

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Motor Vehicle Parts & Accessories	11.69%
Real Estate Investment Trusts	7.87%
Retail-Women's Clothing Stores	5.27%
Surgical & Medical Instruments & Apparatus	5.04%
Periodicals: Publishing or Publishing & Printing	4.80%
Crude Petroleum & Natural Gas	4.50%
Services-Nursing & Personal Care Facilities	4.37%
Mining, Quarrying of Nonmetallic Minerals (No Fuels)	4.15%
Footwear (No Rubber)	4.05%
Office Furniture (No Wood)	3.89%
Services-Help Supply Services	3.86%
Telephone Communications (No Radio Telephone)	3.73%
Miscellaneous Furniture & Fixtures	3.72%
Electric & Other Services Combined	3.60%
Retail-Home Furniture, Furnishings & Equipment Stores	3.58%
Wood Household Furniture (No Upholstered)	3.56%
Construction Machinery & Equipment	3.53%
Paper Mills	3.53%
Plastic Products	3.45%
Retail-Auto Dealers & Gasoline Stations	3.45%
Oil, Gas Field Services	3.43%
Printed Circuit Boards	3.43%
Money Market Fund	1.50%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2021 and are subject to change.

Annual Report | 8

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

COMMON STOCK - 95.13%

Agricultural Production-Crops - 1.82%
2,449	Corteva, Inc.	$ 108,613

Biological Products (No Diagnostic Substances) - 4.32%
417	Biogen, Inc. *	144,395
468	Amgen, Inc.	114,075
		258,470
Cable & Other Pay Television Services - 1.80%
3,708	Discovery, Inc. Class C *	107,458

Carpets & Rugs - 1.70%
529	Mohawk Industries, Inc. *	101,669

Computer & Office Equipment - 1.93%
3,812	HP, Inc.	115,084

Computer Communications Equipment - 3.81%
601	F5 Networks, Inc. *	112,183
4,232	Juniper Networks, Inc.	115,745
		227,928
Computer Storage Devices - 1.71%
1,164	Seagate Technology Holdings PLC	102,351

Electronic Computers - 2.05%
894	Apple, Inc.	122,442

Investment Advice - 1.79%
429	Ameriprise Financial, Inc.	106,770

Laboratory Analytical Instruments - 3.99%
807	Agilent Technologies, Inc.	119,283
86	Mettler-Toledo International, Inc. *	119,139
		238,422
Life Insurance - 1.71%
1,705	MetLife, Inc.	102,044

Operative Builders - 3.67%
23	NVR, Inc. *	114,386
1,928	PulteGroup, Inc.	105,211
		219,597
Ophthalmic Goods - 1.88%
283	The Cooper Cos., Inc.	112,144

Optical Instruments & Lenses - 1.91%
352	KLA Corp.	114,122

The accompanying notes are an integral part of these financial statements.

Annual Report | 9

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Pharmaceutical Preparations - 3.97%
1,696	Bristol-Myers Squibb Co.	$ 113,327
222	Regeneron Pharmaceuticals, Inc. *	123,996
		237,323
Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass) - 3.65%
674	Celanese Corp. Class A	102,178
1,960	Sealed Air Corp.	116,130
		218,308
Railroads, Line-Haul Operating - 1.77%
374	Kansas City Southern	105,980

Retail-Auto & Home Supply Stores - 2.02%
587	Advance Auto Parts, Inc.	120,417

Retail-Building Materials, Hardware, Garden Supply - 1.79%
393	The Sherwin-Williams Co.	107,073

Retail-Catalog & Mail-Order Houses - 1.97%
674	CDW Corp.	117,714

Retail-Grocery Stores - 1.93%
3,013	The Kroger Co.	115,428
1	Koninklijke Ahold Delhaize NV ADR	30
		115,458
Retail-Lumber & Other Building Materials Dealers - 1.86%
572	Lowe's Cos., Inc.	110,951

Retail-Radio TV & Consumer Electronics Stores - 1.85%
959	Best Buy Co., Inc.	110,266

Retail-Variety Stores - 1.90%
1,143	Dollar Tree, Inc. *	113,728

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.85%
305	Northrop Grumman Corp.	110,846

Security Brokers, Dealers & Flotation Companies - 3.76%
127	BlackRock, Inc.	111,121
300	The Goldman Sachs Group, Inc.	113,859
		224,980
Semiconductors & Related Devices - 3.93%
1,951	Intel Corp.	109,529
655	Skyworks Solutions, Inc.	125,596
		235,125

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Services-Business Services - 4.27%
1,830	eBay, Inc.	$ 128,484
238	MSCI, Inc.	126,873
		255,357
Services-Computer Programming, Data Processing, Etc. - 3.89%
47	Alphabet, Inc. Class A *	114,764
339	Facebook, Inc. Class A *	117,874
		232,638
Services-Computer Programming Services - 1.80%
1,557	Cognizant Technology Solutions Corp. Class A	107,838

Services-Equipment Rental & Leasing - 2.43%
2,596	CAI International, Inc.	145,376

Services-General Medical & Surgical Hospitals - 1.80%
519	HCA Healthcare, Inc.	107,298

Services-Help Supply Services - 1.87%
1,255	Robert Half International, Inc.	111,657

Services-Miscellaneous Health & Allied Services - 1.87%
928	DaVita, Inc. *	111,759

Services-Prepackaged Software - 3.68%
4,029	NortonLifeLock, Inc.	109,669
1,415	Oracle Corp.	110,144
		219,813
Ship & Boat Building & Repairing - 1.85%
587	General Dynamics Corp.	110,509

Special Industry Machinery - 1.86%
171	Lam Research Corp.	111,270

State Commercial Banks - 1.69%
2,644	Fifth Third Bancorp	101,080

Trucking (No Local) - 1.78%
420	Old Dominion Freight Line, Inc.	106,596

TOTAL COMMON STOCK (Cost $5,328,335) - 95.13%		5,686,474

MONEY MARKET FUND - 4.98%
297,645	Federated Hermes Institutional Prime Obligations Fund – Institutional Class 0.03% **	297,794
TOTAL MONEY MARKET FUND (Cost $297,768) - 4.98%		297,794

The accompanying notes are an integral part of these financial statements.

Annual Report | 11

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Value

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,626,103) *** - 100.11%	$5,984,268

LIABILITIES LESS OTHER ASSETS - (0.11)%	(6,764)

NET ASSETS - 100.00%	$5,977,504

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,651,244 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $468,222

Gross Unrealized Depreciation                        (135,198)

          Net Unrealized Appreciation                 $333,024

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | 12

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Money Market Fund	4.98%
Biological Products (No Diagnostic Substances)	4.32%
Services-Business Services	4.27%
Laboratory Analytical Instruments	3.99%
Pharmaceutical Preparations	3.97%
Semiconductors & Related Devices	3.93%
Services-Computer Programming, Data Processing, Etc.	3.88%
Computer Communications Equipment	3.81%
Security Brokers, Dealers & Flotation Companies	3.76%
Operative Builders	3.67%
Services-Prepackaged Software	3.66%
Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass)	3.65%
Services-Equipment Rental & Leasing	2.42%
Electronic Computers	2.05%
Retail-Auto & Home Supply Stores	2.02%
Retail-Catalog & Mail-Order Houses	1.97%
Computer & Office Equipment	1.93%
Retail-Grocery Stores	1.93%
Optical Instruments & Lenses	1.91%
Retail-Variety Stores	1.90%
Ophthalmic Goods	1.88%
Retail-Lumber & Other Building Materials Dealers	1.86%
Services-Help Supply Services	1.86%
Services-Miscellaneous Health & Allied Services	1.86%
Retail-Radio TV & Consumer Electronics Stores	1.85%
Search, Detection, Navigation, Guidance, Aeronautical Systems	1.85%
Special Industry Machinery	1.85%
Ship & Boat Building & Repairing	1.84%
Agricultural Production-Crops	1.81%
Cable & Other Pay Television Services	1.80%
Services-Computer Programming Services	1.80%
Investment Advice	1.79%
Retail-Building Materials, Hardware, Garden Supply	1.79%
Services-General Medical & Surgical Hospitals	1.79%
Trucking (No Local)	1.78%
Railroads, Line-Haul Operating	1.77%
Computer Storage Devices	1.71%
Life Insurance	1.71%
Carpets & Rugs	1.70%
State Commercial Banks	1.68%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2021 and are subject to change.

Annual Report | 13

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

COMMON STOCK - 71.66%

Air-Conditioning and Warm Air Heating Equipment and Commercial and Industrial Refrigeration Equipment - 1.43%
416	Lennox International, Inc.	$ 145,933

Air Courier Services - 1.36%
463	FedEx Corp.	138,127

Air Transportation, Scheduled - 0.02%
80,929	AMR Corp. (a) *	1,619

Biological Products (No Diagnostic Substances) - 1.18%
16,117	Surface Oncology, Inc. *	120,233

Cigarettes - 1.47%
1,511	Philip Morris International, Inc.	149,755

Communications Equipment - 1.38%
4,402	Turtle Beach Corp. *	140,512

Computer Communications Equipment - 1.43%
2,754	Cisco Systems, Inc.	145,962

Electric Housewares & Fans - 1.17%
8,117	Aterian, Inc. *	118,752

Electronic Computers - 3.15%
2,338	Apple, Inc.	320,212

Farm Machinery & Equipment - 1.40%
403	Deere & Co.	142,142

Fire, Marine & Casualty Insurance - 1.34%
1,095	American Financial Group, Inc.	136,568

Hospital & Medical Service Plans - 1.44%
580	Molina Healthcare, Inc. *	146,775

Industrial Organic Chemicals - 1.31%
21,843	Alto Ingredients, Inc. *	133,461

Malt Beverages - 1.38%
138	Boston Beer Co., Inc. Class A *	140,870

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Motor Vehicles & Passenger Car Bodies - 2.98%
2,456	General Motors Co. *	$ 145,322
233	Tesla, Inc. *	158,370
		303,692
National Commercial Banks - 2.65%
7,640	First Horizon Corp.	132,019
887	JPMorgan Chase & Co.	137,964
		269,983
Petroleum Refining - 2.43%
18,655	Vertex Energy, Inc. *	246,806

Radio & Tv Broadcasting & Communication Equipment - 2.79%
3,942	Aviat Networks, Inc. *	129,179
1,083	Qualcomm, Inc.	154,793
		283,972
Real Estate Agents & Managers (For Others) - 1.38%
720	Jones Lang Lasalle, Inc. *	140,731

Retail-Auto Dealers & Gasoline Stations - 1.40%
414	Lithia Motors, Inc. Class A	142,267

Retail-Catalog & Mail-Order Houses - 1.52%
45	Amazon.com, Inc. *	154,807

Retail-Eating & Drinking Places - 1.41%
1,279	Starbucks Corp.	143,005

Retail-Home Furniture, Furnishings & Equipment Stores - 1.35%
859	Williams-Sonoma, Inc.	137,139

Retail-Lumber & Other Building Materials Dealers - 4.29%
748	Lowe's Cos., Inc.	145,090
914	The Home Depot, Inc.	291,465
		436,555
Retail-Variety Stores - 1.53%
642	Target Corp.	155,197

Rubber & Plastics Footwear - 3.26%
434	Deckers Outdoor Corp. *	166,686
1,068	Nike, Inc. Class B	164,995
		331,681
Security Brokers, Dealers & Flotation Companies - 2.91%
1,602	Morgan Stanley	146,887
392	The Goldman Sachs Group, Inc.	148,776
		295,663

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Semiconductors & Related Devices - 6.14%
1,055	Applied Materials, Inc.	$ 150,232
224	NVIDIA Corp.	179,222
1,535	Texas Instruments, Inc.	295,181
		624,635
Services-Business Services - 7.32%
1,033	Accenture PLC Class A	304,518
288	Fair Isaac Corp. *	144,772
808	Mastercard, Inc. Class A	294,993
		744,283
Services-Prepackaged Software - 4.71%
332	Intuit, Inc.	162,736
1,167	Microsoft Corp.	316,140
		478,876
Ship & Boat Building & Repairing - 1.36%
5,248	MasterCraft Boat Holdings, Inc. *	137,970

Sporting & Athletic Goods - 1.34%
8,090	Nautilus, Inc. *	136,317

Wholesale-Lumber, Plywood, Millwork & Wood Panels - 1.43%
2,891	BlueLinx Holdings, Inc. *	145,359

TOTAL COMMON STOCK (Cost $7,619,831) - 71.66%		7,289,859

EXCHANGE TRADED FUND - 14.13%
19,673	ProShares UltraPro Dow30	1,437,703
TOTAL EXCHANGE TRADED FUND (Cost $1,393,435) - 14.13%		1,437,703

LIMITED PARTNERSHIPS - 15.09%

Deep Sea Foreign Transportation Of Freight - 1.60%
5,494	Navios Maritime Partners LP	162,403

Drilling Oil & Gas Wells - 1.19%
5,157	Oasis Midstream Partners LP	120,932

Electric Services - 1.60%
2,131	NextEra Energy Partners LP	162,723

Investment Advice - 1.48%
3,235	AllianceBernstein Holding LP	150,622

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Natural Gas Transmission - 3.28%
5,788	DCP Midstream LP	$ 177,634
14,717	Energy Transfer LP	156,442
		334,076
Petroleum Refining - 1.54%
4,158	Sunoco LP	156,756

Pipe Lines (No Natural Gas) - 1.48%
5,089	MPLX LP	150,685

Retail-Miscellaneous Retail - 1.50%
9,911	Suburban Propane Partners LP	152,035

Services-Miscellaneous Amusement & Recreation - 1.42%
3,216	Cedar Fair LP *	144,173

TOTAL LIMITED PARTNERSHIPS (Cost $1,478,978) - 15.09%		1,534,405

REAL ESTATE INVESTMENT TRUSTS - 1.36%
26,635	Orchid Island Capital, Inc.	138,236
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $147,104) - 1.36%		138,236

INVESTMENTS IN SECURITIES, AT VALUE (Cost $10,639,348) *** - 102.24%		10,400,203

LIABILITIES LESS OTHER ASSETS - (2.24)%		(227,491)

NET ASSETS - 100.00%		$10,172,712

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $10,744,784 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   495,274

Gross Unrealized Depreciation                  (839,855)

       Net Unrealized Depreciation           $ (344,581)

(a) Indicates an illiquid and fair valued security. As of June 30, 2021, the Fund had a total of $1,619 or 0.02% of its net assets in illiquid securities.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Air Courier Services	1.33%
Air Transportation, Scheduled	0.02%
Air-Conditioning and Warm Air Heating Equipment and Commercial and Industrial Refrigeration Equipment	1.40%
Biological Products (No Diagnostic Substances)	1.16%
Cigarettes	1.44%
Communications Equipment	1.35%
Computer Communications Equipment	1.40%
Deep Sea Foreign Transportation Of Freight	1.56%
Drilling Oil & Gas Wells	1.16%
Electric Housewares & Fans	1.14%
Electric Services	1.56%
Electronic Computers	3.08%
Exchange Traded Funds	13.82%
Farm Machinery & Equipment	1.37%
Fire, Marine & Casualty Insurance	1.31%
Hospital & Medical Service Plans	1.41%
Industrial Organic Chemicals	1.28%
Investment Advice	1.45%
Malt Beverages	1.35%
Motor Vehicles & Passenger Car Bodies	2.92%
National Commercial Banks	2.60%
Natural Gas Transmission	3.21%
Petroleum Refining	3.88%
Pipe Lines (No Natural Gas)	1.45%
Radio & Tv Broadcasting & Communication Equipment	2.73%
Real Estate Agents & Managers (For Others)	1.35%
Real Estate Investment Trusts	1.33%
Retail-Auto Dealers & Gasoline Stations	1.37%
Retail-Catalog & Mail-Order Houses	1.49%
Retail-Eating & Drinking Places	1.38%
Retail-Home Furniture, Furnishings & Equipment Stores	1.32%
Retail-Lumber & Other Building Materials Dealers	4.20%
Retail-Miscellaneous Retail	1.46%
Retail-Variety Stores	1.49%
Rubber & Plastics Footwear	3.19%
Security Brokers, Dealers & Flotation Companies	2.84%
Semiconductors & Related Devices	6.01%
Services-Business Services	7.16%
Services-Miscellaneous Amusement & Recreation	1.39%
Services-Prepackaged Software	4.60%
Ship & Boat Building & Repairing	1.33%
Sporting & Athletic Goods	1.31%
Wholesale-Lumber, Plywood, Millwork & Wood Panels	1.40%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2021 and are subject to change.

Annual Report | 18

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares/Par		Value

COMMON STOCK - 87.19%

Accident & Health Insurance - 3.51%
2,390	Principal Financial Group, Inc.	$ 151,024
5,045	Unum Group	143,278
		294,302
Biological Products (No Diagnostic Substances) - 3.84%
657	Amgen, Inc.	160,144
2,363	Gilead Sciences, Inc.	162,716
		322,860
Cigarettes - 3.72%
3,175	Altria Group, Inc.	151,384
1,620	Phillip Morris International, Inc.	160,558
		311,942
Computer Communications Equipment - 1.85%
2,954	Cisco Systems, Inc.	156,562

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.91%
1,196	Kimberly-Clark Corp.	160,001

Electric & Other Services Combined - 3.66%
1,559	Duke Energy Corp.	153,904
3,463	Exelon Corp.	153,445
		307,349
Electric Services - 9.57%
2,052	Dominion Energy, Inc.	150,966
1,132	DTE Energy Co.	146,707
2,797	Edison International	161,722
1,484	Entergy Corp.	147,955
4,860	NRG Energy, Inc.	195,858
		803,208
Fire, Marine & Casualty Insurance - 3.62%
1,144	Allstate Corp.	149,223
1,577	The Progressive Corp.	154,877
		304,100
Guided Missiles & Space Vehicles & Parts - 1.84%
409	Lockheed Martin Corp.	154,745

Hospital & Medical Service Plans - 3.59%
392	Anthem, Inc.	149,666
379	UnitedHealth Group, Inc.	151,767
		301,433

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares/Par		Value

Industrial Organic Chemicals - 1.70%
1,387	LyondellBasell Industries NV Class A	$ 142,681

Life Insurance - 1.78%
1,461	Prudential Financial, Inc.	149,709

Miscellaneous Manufacturing Industries - 1.81%
13,241	Amcor PLC (Switzerland)	151,742

National Commercial Banks - 1.79%
972	Capital One Financial Corp.	150,359

Paper Mills - 1.81%
2,476	International Paper Co.	151,803

Petroleum Refining - 5.80%
1,505	Chevron Corp.	157,634
2,803	ConocoPhillips	170,703
4,812	HollyFrontier Corp.	158,315
		486,652
Pharmaceutical Preparations - 7.68%
1,380	AbbVie, Inc.	155,443
2,378	Bristol-Myers Squibb Co.	158,898
782	Eli Lilly & Co.	179,485
749	Vertex Pharmaceuticals, Inc. *	151,021
		644,847
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.72%
2,284	Dow, Inc.	144,531

Radio & Tv Broadcasting & Communications Equipment - 1.98%
1,161	Qualcomm, Inc.	165,942

Retail-Lumber & Other Building Materials Dealers - 1.85%
802	Lowe's Cos., Inc.	155,564

Retail-Variety Stores - 3.93%
413	Costco Wholesale Corp.	163,412
689	Target Corp.	166,559
		329,971
Semiconductors & Related Devices - 1.83%
2,735	Intel Corp.	153,543

The accompanying notes are an integral part of these financial statements.

Annual Report | 20

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares/Par		Value

Services-Advertising Agencies - 3.60%
1,900	Omnicom Group, Inc.	$ 151,981
4,638	The Interpublic Group of Cos., Inc.	150,689
		302,670
Services-Business Services - 1.75%
6,385	The Western Union Co.	146,663

Services-General Medical & Surgical Hospitals - 1.79%
727	HCA Healthcare, Inc.	150,300

Services-Prepackaged Software - 1.87%
1,093	Electronic Arts, Inc.	157,206

Telecommunications - 1.83%
11,290	Lumen Technologies, Inc.	153,431

Telephone Communications (No Radio Telephone) - 3.67%
5,309	AT&T, Inc.	152,793
2,766	Verizon Communications, Inc.	154,979
		307,772
Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.89%
2,787	Cardinal Health, Inc.	159,110

TOTAL COMMON STOCK (Cost $7,177,879) - 87.19%		7,320,998

REAL ESTATE INVESTMENT TRUSTS - 5.77%
755	AvalonBay Communities, Inc.	157,561
7,332	Kimco Realty Corp.	152,872
2,090	Welltower, Inc.	173,679
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $433,266) - 5.77%		484,112

CORPORATE BOND - 0.08%

Electric & Other Services Combined - 0.08%
$ 6,223	RGS AEGCO Funding Corp., 9.810%, 12/7/2021	6,316

TOTAL CORPORATE BOND (Cost $6,284) - 0.08%		6,316

MONEY MARKET FUND - 7.32%
614,378	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 0.03% *	614,685
TOTAL MONEY MARKET FUND (Cost $614,666) - 7.32%		614,685

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Value

INVESTMENTS IN SECURITIES, AT VALUE (Cost $8,232,095) ** - 100.35%	8,426,111

LIABILITIES LESS OTHER ASSETS - (0.35)%	(29,732)

NET ASSETS - 100.00%	$8,396,379

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2021.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,215,186 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   339,321

Gross Unrealized Depreciation                       (128,396)

       Net Unrealized Appreciation                $   210,925

ETF - Exchange Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Accident & Health Insurance	3.49%
Biological Products (No Diagnostic Substances)	3.83%
Cigarettes	3.70%
Computer Communications Equipment	1.86%
Converted Paper & Paperboard Products (No Containers/Boxes)	1.90%
Electric & Other Services Combined	3.73%
Electric Services	9.53%
Fire, Marine & Casualty Insurance	3.61%
Guided Missiles & Space Vehicles & Parts	1.84%
Hospital & Medical Service Plans	3.58%
Industrial Organic Chemicals	1.69%
Life Insurance	1.78%
Miscellaneous Manufacturing Industries	1.80%
Money Market Fund	7.30%
National Commercial Banks	1.78%
Paper Mills	1.80%
Petroleum Refining	5.78%
Pharmaceutical Preparations	7.65%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	1.72%
Radio & Tv Broadcasting & Communications Equipment	1.97%
Real Estate Investment Trusts	5.75%
Retail-Lumber & Other Building Materials Dealers	1.85%
Retail-Variety Stores	3.92%
Semiconductors & Related Devices	1.82%
Services-Advertising Agencies	3.59%
Services-Business Services	1.74%
Services-General Medical & Surgical Hospitals	1.78%
Services-Prepackaged Software	1.87%
Telecommunications	1.82%
Telephone Communications (No Radio Telephone)	3.64%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.88%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2021 and are subject to change.

Annual Report | 23

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021

	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $3,061,794; $5,626,103; $10,639,348; and $8,232,095, respectively)	$ 3,074,528	$ 5,984,268	$ 10,400,203	$ 8,426,111
Cash	-	1,272	-	-
Receivables:
Shareholder Purchases	-	-	-	4,650
Due from Advisor	1,868	83	-	2,800
Dividends & Interest	898	4,441	6,114	12,155
Prepaid Expenses	16,934	14,128	19,218	16,371
Total Assets	3,094,228	6,004,192	10,425,535	8,462,087
Liabilities:
Payables:
Advisory Fees	-	-	3,511	-
Shareholder Redemptions	-	-	117,137	45,011
Due to Custodian	585	611	97,311	519
Transfer Agent & Administration Fees	1,741	2,314	3,431	2,117
Distribution (12b-1) Fees	2,844	7,201	13,667	1,218
Trustee Fees	208	170	389	205
Servicing Fees	-	132	345	375
Accrued Expenses	16,232	16,260	17,032	16,263
Total Liabilities	21,610	26,688	252,823	65,708
Net Assets	$ 3,072,618	$ 5,977,504	$ 10,172,712	$ 8,396,379

Net Assets Consist of:
Paid In Capital	$ 12,633,939	$ 4,866,233	$ 22,045,983	$17,912,250
Accumulated Earnings (Deficit)	(9,561,321)	1,111,271	(11,873,271)	(9,515,871)
Net Assets	$ 3,072,618	$ 5,977,504	$ 10,172,712	$ 8,396,379

Class A Shares
Net Assets	$ 1,849,104	$ 4,135,541	$ 3,907,486	$ 4,461,697
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	181,112	296,258	281,908	757,203
Net asset value per share	$ 10.21	$ 13.96	$ 13.86	$ 5.89
Short-term redemption price per share (a)	$ 10.11	$ 13.82	$ 13.72	$ 5.83
Minimum redemption price per share (d)	$ 10.11	$ 13.82	$ 13.72	$ 5.83
Maximum offering price per share (b)	$ 10.75	$ 14.69	$ 14.59	$ 6.14

Class I Shares
Net Assets	$ 422,160	$ 1,340,367	$ 2,625,424	$ 2,074,868
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	38,496	93,780	172,493	335,852
Net asset value and offering price per share	$ 10.97	$ 14.29	$ 15.22	$ 6.18
Short-term redemption price per share (a)	$ 10.86	$ 14.15	$ 15.07	$ 6.12

Class U Shares
Net Assets	$ 801,354	$ 501,596	$ 3,639,802	$ 1,859,814
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	83,132	36,956	277,256	310,334
Net asset value per share	$ 9.64	$ 13.57	$ 13.13	$ 5.99
Short-term redemption price per share (a)	$ 9.54	$ 13.43	$ 13.00	$ 5.93
Minimum redemption price per share (d)	$ 9.54	$ 13.43	$ 13.00	$ 5.93
Maximum offering price per share (c)	$ 9.89	$ 13.92	$ 13.47	$ 6.11

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the year ended June 30, 2021

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Dividend Income (net of foreign withholdings of $0, $96, $0, and $0, respectively)	$ 45,050	$ 92,702	$ 145,831	$ 318,096
Interest Income	43	314	1,040	21
Total Investment Income	45,093	93,016	146,871	318,117

Expenses:
Advisory Fees	53,768	75,303	116,703	95,121
Distribution (12b-1) Fees:
Class A	1,213	2,557	2,841	6,738
Class U	2,673	1,407	10,705	8,550
Transfer Agent & Administration Fees	23,797	26,889	40,768	31,043
Shareholder Service Fees	-	742	2,246	4,465
Chief Compliance Officer Fees	10,401	10,772	10,772	10,853
Registration Fees	16,668	12,536	20,687	12,360
Audit Fees	16,948	18,700	16,700	16,449
Legal Fees	12,266	21,085	38,420	26,829
Insurance Fees	1,882	3,323	7,422	3,895
Miscellaneous Fees	9,451	9,577	8,354	10,057
Custodial Fees	5,182	5,929	6,520	5,802
Trustees Fees	1,848	3,423	7,203	4,237
Printing and Mailing	3,188	3,935	9,095	7,229
Total Expenses	159,285	196,178	298,436	243,628
Fees Waived by the Adviser	(56,163)	(66,969)	-	(53,938)
Recoupment of Previously Waived Fees by the Adviser	-	-	8,414	-
Net Expenses	103,122	129,209	306,850	189,690

Net Investment Income (Loss)	(58,029)	(36,193)	(159,979)	128,427

Net Realized Gain on:
Investments in Securities	921,564	1,557,293	1,473,982	2,044,147
Net Realized Gain	921,564	1,557,293	1,473,982	2,044,147

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	21,443	140,049	80,506	(53,144)
Net Change in Unrealized Appreciation (Depreciation)	21,443	140,049	80,506	(53,144)

Net Realized and Unrealized Gain	943,007	1,697,342	1,554,488	1,991,003

Net Increase in Net Assets Resulting from Operations	$884,978	$1,661,149	$1,394,509	$2,119,430

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (58,029)	$ (63,776)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	921,564	(674,892)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities and Securities Sold Short	21,443	(308,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	884,978	(1,047,131)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	4,509	11,463
Class I	7,901	116,726
Class U	1,990	10,727
Cost of Shares Redeemed:
Class A	(479,818)	(1,009,157)
Class I	(620,017)	(1,236,531)
Class U	(487,512)	(512,042)
Redemption Fees	51	8
Net Decrease in Net Assets from Capital Share Transactions	(1,572,896)	(2,618,806)

Net Decrease in Net Assets	(687,918)	(3,665,937)

Net Assets:
Beginning of Year	3,760,536	7,426,473
End of Year
	$ 3,072,618	$ 3,760,536
Share Activity
Class A:
Shares Sold	456	1,200
Shares Redeemed	(51,265)	(107,949)
Net Decrease in Shares of Beneficial Interest Outstanding	(50,809)	(106,749)

Class I:
Shares Sold	900	11,529
Shares Redeemed	(62,264)	(141,728)
Net Decrease in Shares of Beneficial Interest Outstanding	(61,364)	(130,199)

Class U:
Shares Sold	212	1,137
Shares Redeemed	(53,822)	(56,990)
Net Decrease in Shares of Beneficial Interest Outstanding	(53,610)	(55,853)

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (36,193)	$ (29,407)
Net Realized Gain (Loss) on Investments in Securities	1,557,293	(390,753)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	140,049	(146,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,661,149	(567,067)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	154,375	981,119
Class I	96,299	1,456,825
Class U	5,000	310,825
Cost of Shares Redeemed:
Class A	(1,134,939)	(1,038,133)
Class I	(657,271)	(2,014,507)
Class U	(209,571)	(755,372)
Redemption Fees	34	3,295
Net Decrease in Net Assets from Capital Share Transactions	(1,746,073)	(1,055,948)

Net Decrease in Net Assets	(84,924)	(1,623,015)

Net Assets:
Beginning of Year	6,062,428	7,685,443
End of Year
	$ 5,977,504	$ 6,062,428

Share Activity
Class A:
Shares Sold	12,228	90,479
Shares Redeemed	(91,976)	(93,878)
Net Decrease in Shares of Beneficial Interest Outstanding	(79,748)	(3,399)

Class I:
Shares Sold	8,146	128,553
Shares Redeemed	(54,640)	(182,974)
Net Decrease in Shares of Beneficial Interest Outstanding	(46,494)	(54,421)

Class U:
Shares Sold	441	27,332
Shares Redeemed	(18,924)	(64,743)
Net Decrease in Shares of Beneficial Interest Outstanding	(18,483)	(37,411)

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND*

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (159,979)	$ (160,207)
Net Realized Gain (Loss) on Investments in Securities	1,473,982	(1,021,177)
Net Change in Unrealized Depreciation on Investments in Securities	80,506	(331,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,394,509	(1,513,288)

Capital Share Transactions:

Proceeds from Sale of Shares:
Class A	24,082	396,600
Class I	72,135	11,136,058
Class U	34,983	27,590
Cost of Shares Redeemed:
Class A	(1,312,635)	(1,112,668)
Class I	(2,775,528)	(6,632,204)
Class U	(1,209,403)	(1,663,132)
Redemption Fees	-	5,824
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,166,366)	2,158,068

Net Increase (Decrease) in Net Assets	(3,771,857)	644,780

Net Assets:
Beginning of Year	13,944,569	13,299,789
End of Year	$ 10,172,712	$13,944,569

Share Activity
Class A:
Shares Sold	1,915	30,501
Shares Redeemed	(102,893)	(84,277)
Net Decrease in Shares of Beneficial Interest Outstanding	(100,978)	(53,776)

Class I:
Shares Sold	5,231	787,678
Shares Redeemed	(202,368)	(508,185)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(197,137)	279,493

Class U:
Shares Sold	2,932	2,166
Shares Redeemed	(99,221)	(136,687)
Net Decrease in Shares of Beneficial Interest Outstanding	(96,289)	(134,521)

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 128,427	$ 165,112
Net Realized Gain (Loss) on Investments in Securities	2,044,147	(2,050,099)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(53,144)	444,532
Net Increase (Decrease) in Net Assets Resulting from Operations	2,119,430	(1,440,455)

Distributions to Shareholders:
Distributions	(105,085)	(165,112)
Return of Capital	(510,839)	(570,121)
Total Distributions Paid to Shareholders	(615,924)	(735,233)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	416,117	522,364
Class I	195,404	517,245
Class U	477,717	123,660
Reinvestment of Distributions:
Class A	240,140	260,444
Class I	155,743	194,499
Class U	92,600	123,635
Cost of Shares Redeemed:
Class A	(838,017)	(1,465,934)
Class I	(590,898)	(1,349,407)
Class U	(727,154)	(760,849)
Redemption Fees	552	3
Net Decrease in Net Assets from Capital Share Transactions	(577,796)	(1,834,340)

Net Increase (Decrease) in Net Assets	925,710	(4,010,028)

Net Assets:
Beginning of Year	7,470,669	11,480,697
End of Year
	$ 8,396,379	$ 7,470,669
Share Activity
Class A:
Shares Sold	76,510	96,400
Shares Reinvested	45,556	46,444
Shares Redeemed	(156,930)	(261,133)
Net Decrease in Shares of Beneficial Interest Outstanding	(34,864)	(118,289)

Class I:
Shares Sold	33,544	83,181
Shares Reinvested	28,378	33,332
Shares Redeemed	(105,923)	(241,262)
Net Decrease in Shares of Beneficial Interest Outstanding	(44,001)	(124,749)

Class U:
Shares Sold	81,067	21,769
Shares Reinvested	17,401	21,720
Shares Redeemed	(139,290)	(129,839)
Net Decrease in Shares of Beneficial Interest Outstanding	(40,822)	(86,350)

The accompanying notes are an integral part of these financial statements.

Annual Report | 29

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 8.03	$ 9.68	$ 9.59	$ 10.47	$ 11.30

From Investment Operations:
Net Investment Loss *	(0.15)	(0.11)	(0.17)	(0.17)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	2.33	(1.54)	0.26	(0.71)	(0.70)
Total from Investment Operations	2.18	(1.65)	0.09	(0.88)	(0.82)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)
Total Distributions	-	-	-	-	(0.01)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 10.21	$ 8.03	$ 9.68	$ 9.59	$ 10.47

Total Return (a)	27.15%	(17.05)%***	0.94%	(8.40)%	(7.26)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,849	$ 1,862	$ 3,279	$ 5,216	$ 12,430
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.44%	3.82%**	3.79%	3.12%	3.02%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(3.18)%	(2.16)%**	(2.23)%	(1.75)%	(1.18)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.86%	2.82%**	3.31%	3.02%	3.02%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.60)%	(1.16)%**	(1.75)%	(1.66)%	(1.18)%**
Portfolio Turnover	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, and 0.36%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.08% for the year ended June 30, 2020, and 0.28% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.94)%, and (6.99)%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 8.58	$ 10.30	$ 10.15	$ 11.02	$ 11.86

From Investment Operations:
Net Investment Loss *	(0.10)	(0.07)	(0.13)	(0.12)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.49	(1.65)	0.28	(0.75)	(0.73)
Total from Investment Operations	2.39	(1.72)	0.15	(0.87)	(0.83)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)
Total Distributions	-	-	-	-	(0.01)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 10.97	$ 8.58	$ 10.30	$ 10.15	$ 11.02

Total Return (a)	27.86%	(16.70)%***	1.48%	(7.89)%	(7.00)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 422	$ 857	$ 2,369	$ 4,077	$ 14,302
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.28%	3.55%**	3.61%	2.88%	2.74%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(3.01)%	(1.94)%**	(2.04)%	(1.51)%	(0.97)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.32%	2.27%**	2.80%	2.53%	2.66%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.04)%	(0.66)%**	(1.23)%	(1.16)%	(0.89)%**
Portfolio Turnover	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.04% for the year ended June 30, 2020, and 0.28% year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.66)%, and (6.74)%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 7.62	$ 9.23	$ 9.19	$ 10.09	$ 10.96

From Investment Operations:
Net Investment Loss *	(0.18)	(0.14)	(0.21)	(0.21)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	2.20	(1.47)	0.25	(0.69)	(0.67)
Total from Investment Operations	2.02	(1.61)	0.04	(0.90)	(0.86)

Distributions from:
Net Realized Gain	-	-	-	-	(0.01)
Total Distributions	-	-	-	-	(0.01)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 9.64	$ 7.62	$ 9.23	$ 9.19	$ 10.09

Total Return (a)	26.51%	(17.44)%***	0.44%	(8.92)%	(7.85)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 801	$ 1,042	$ 1,778	$ 2,636	$ 5,861
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.59%	4.54%**	4.41%	3.87%	3.75%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(3.33)%	(2.87)%**	(2.84)%	(2.50)%	(1.96)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.33%	3.33%**	3.81%	3.53%	3.67%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.07)%	(1.66)%**	(2.23)%	(2.16)%	(1.88)%**
Portfolio Turnover	775.61%	920.18%	496.34%	1020.14%	341.27%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.70%, 0.44%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.12% for the year ended June 30, 2020, and 0.28% for the year ended June 30, 2017 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (17.32)%, and (7.57)%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	Years Ended				Period Ended(d)
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.57	$ 11.49	$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.07)	(0.05)	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	3.46	(0.88)	0.65	1.34	0.48
Total from Investment Operations	3.39	(0.93)	0.61	1.23	0.29

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 13.96	$ 10.57	$ 11.49	$ 11.44	$ 10.29

Total Return (a)	32.07%	(8.01)%(f)	5.72%	11.94%	2.90%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,136	$ 3,974	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.26%	3.41%(e)	3.18%	4.26%	12.14%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.72)%	(1.70)%(e)	(1.53)%	(2.94)%	(10.70)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.14%	2.11%(e)	1.96%	2.35%	5.92%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.61)%	(0.41)%(e)	(0.31)%	(1.02)%	(4.49)%** (e)
Portfolio Turnover	547.28%	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.06% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.95)%, and 4.73%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | 33

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	Years Ended				Period Ended(d)
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.79	$ 11.68	$ 11.59	$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.04)	(0.01)	(0.00)(c)	(0.01)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	3.54	(0.89)	0.65	1.35	0.53
Total from Investment Operations	3.50	(0.90)	0.65	1.34	0.33

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 14.29	$ 10.79	$ 11.68	$ 11.59	$ 10.33

Total Return (a)	32.44%	(7.62)%(f)	5.99%	12.97%	3.30%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,340	$ 1,514	$ 2,274	$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.18%	3.18%(e)	2.91%	3.58%	15.47%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.62)%	(1.43)%(e)	(1.29)%	(2.29)%	(13.91)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.88%	1.88%(e)	1.66%	1.34%	6.44%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.32)%	(0.13)%(e)	(0.04)%	(0.07)%	(4.89)%** (e)
Portfolio Turnover	547.28%	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.11% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been (7.51)%, and 5.66%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | 34

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

	Years Ended				Period Ended (d)
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.35	$ 11.34	$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.16)	(0.13)	(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	3.38	(0.87)	0.65	1.33	0.54
Total from Investment Operations	3.22	(1.00)	0.54	1.16	0.28

Distributions from:
Net Realized Gain	-	-	(0.56)	(0.08)	-
Total Distributions	-	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	- (c)	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 13.57	$ 10.35	$ 11.34	$ 11.36	$ 10.28

Total Return (a)	31.11%	(8.73)%(f)	5.12%	11.27%	2.80%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 502	$ 574	$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.46%	4.15%(e)	3.92%	4.51%	16.00%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.90)%	(2.47)%(e)	(2.24)%	(3.26)%	(14.52)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.88%	2.83%(e)	2.68%	2.80%	7.84%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.32)%	(1.15)% (e)	(1.00)%	(1.55)%	(6.36)%** (e)
Portfolio Turnover	547.28%	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.02% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (8.64)%, and 5.23%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS A(F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 12.24	$ 13.05	$ 13.50	$ 12.32	$ 11.87

From Investment Operations:
Net Investment Loss *	(0.20)	(0.16)	(0.10)	(0.09)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	1.82	(0.65)	(0.35)	1.27	0.51
Total from Investment Operations	1.62	(0.81)	(0.45)	1.18	0.45

Paid in Capital From Redemption Fees *	-	-	- (c)	- (c)	-

Net Asset Value, at End of Year	$ 13.86	$ 12.24	$ 13.05	$ 13.50	$ 12.32

Total Return (a)	13.24%	(6.21)%***	(3.33)%	9.58%	3.79%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,907	$ 4,687	$ 5,699	$ 3,608	$ 4,183
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.53%	2.80%**	2.46%	3.20%	4.00%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.26)%	(1.25)%**	(0.66)%	(1.30)%	(1.54)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.84%	2.79%**	2.60%	2.59%	2.98%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.57)%	(1.23)%**	(0.81)%	(0.69)%	(0.52)%**
Portfolio Turnover	770.03%	917.79%	546.50%	794.40%	354.88%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.06%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios include0.06% for the year ended June 30, 2020, and 0.45% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.15)%, and 4.21%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I(F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 13.27	$ 13.97	$ 14.30	$ 12.94	$ 12.37

From Investment Operations:
Net Investment Income (Loss) *	(0.04)	(0.01)	0.02	0.03	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1.99	(0.70)	(0.35)	1.33	0.54
Total from Investment Operations	1.95	(0.71)	(0.33)	1.36	0.57

Paid in Capital From Redemption Fees *	-	0.01	- (c)	- (c)	-

Net Asset Value, at End of Year	$ 15.22	$ 13.27	$ 13.97	$ 14.30	$ 12.94

Total Return (a)	14.69%	(5.01)%***	(2.31)%	10.51%	4.61%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,625	$ 4,906	$ 1,259	$ 1,001	$ 378
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.40%	2.15%**	2.49%	2.87%	4.00%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.16)%	(0.60)%**	(0.69)%	(0.98)%	(1.38)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.56%	1.59%**	1.67%	1.66%	2.39%**
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.32)%	(0.04)%**	0.13%	0.24%	0.22%**
Portfolio Turnover	770.03%	917.79%	546.50%	794.40%	354.88%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.08%, respectively.

(e) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios includ 0.05% for the year ended June 30, 2020, and 0.45% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (4.90)%, and 5.17%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 37

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U (F)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 11.65	$ 12.48	$ 12.98	$ 11.91	$ 11.52

From Investment Operations:
Net Investment Loss *	(0.25)	(0.21)	(0.15)	(0.15)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.73	(0.62)	(0.35)	1.22	0.51
Total from Investment Operations	1.48	(0.83)	(0.50)	1.07	0.39

Paid in Capital From Redemption Fees *	-	- (c)	- (c)	- (c)	-

Net Asset Value, at End of Year	$ 13.13	$ 11.65	$ 12.48	$ 12.98	$ 11.91

Total Return (a)	12.70%	(6.65)%***	(3.85)%	8.98%	3.39%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,640	$ 4,352	$ 6,342	$ 2,666	$ 3,331
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.73%	3.33%**	3.11%	3.96%	4.80%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.47)%	(1.76)%**	(1.33)%	(2.08)%	(2.31)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.34%	3.28%**	3.10%	3.10%	3.50%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.08)%	(1.71)%**	(1.31)%	(1.21)%	(1.01)%**
Portfolio Turnover	770.03%	917.79%	546.50%	794.40%	354.88%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.07%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.01% for the year ended June 30, 2020, and 0.45% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.57)%, and 3.82%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 38

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 4.84	$ 6.13	$ 7.00	$ 7.41	$ 6.70

From Investment Operations:
Net Investment Income *	0.08	0.09	0.22	0.25	0.20
Net Realized and Unrealized Gain (Loss) on Investments	1.41	(0.94)	(0.65)	(0.22)	0.96
Total from Investment Operations	1.49	(0.85)	(0.43)	0.03	1.16

Distributions from:
Net Investment Income	(0.07)	(0.08)	(0.21)	(0.24)	(0.18)
Return of Capital	(0.37)	(0.36)	(0.23)	(0.20)	(0.27)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.44)	(0.45)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 5.89	$ 4.84	$ 6.13	$ 7.00	$ 7.41

Total Return (a)	32.34%	(14.55)%***	(6.25)%	0.50%	17.61%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,462	$ 3,837	$ 5,583	$ 6,395	$ 6,964
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.16%	3.08%**	2.62%	2.75%	3.63%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.02%	0.99%**	3.16%	3.07%	2.05%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.60%	2.54%**	2.36%	2.35%	2.93%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.57%	1.53%**	3.42%	3.47%	2.76%**
Portfolio Turnover	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, and 0.38% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been(14.37)%, and 17.92%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 39

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 5.04	$ 6.33	$ 7.18	$ 7.54	$ 6.78

From Investment Operations:
Net Investment Income *	0.13	0.14	0.29	0.31	0.26
Net Realized and Unrealized Gain (Loss) on Investments	1.47	(0.97)	(0.68)	(0.21)	0.95
Total from Investment Operations	1.60	(0.83)	(0.39)	0.10	1.21

Distributions from:
Net Investment Income	(0.12)	(0.13)	(0.23)	(0.26)	(0.18)
Return of Capital	(0.34)	(0.33)	(0.23)	(0.20)	(0.27)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.45)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.18	$ 5.04	$ 6.33	$ 7.18	$ 7.54

Total Return (a)	33.30%	(13.81)%***	(5.55)%	1.42%	18.36%***

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,075	$ 1,913	$ 3,195	$ 3,386	$ 3,199
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.04%	2.83%**	2.40%	2.49%	3.18%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.15%	1.33%**	3.47%	3.31%	2.55%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.80%	1.74%**	1.56%	1.54%	2.13%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.39%	2.42%**	4.31%	4.26%	3.60%**
Portfolio Turnover	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00% ,0.00%, 0.00%, 0.00%, and 0.35%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.07% for the year ended June 30, 2020, and 0.38% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (13.81)%, and 18.83%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 40

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Year	$ 4.90	$ 6.18	$ 7.03	$ 7.43	$ 6.71

From Investment Operations:
Net Investment Income *	0.06	0.06	0.19	0.21	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.42	(0.95)	(0.65)	(0.22)	0.95
Total from Investment Operations	1.48	(0.89)	(0.46)	(0.01)	1.12

Distributions from:
Net Investment Income	(0.05)	(0.05)	(0.16)	(0.19)	(0.16)
Return of Capital	(0.34)	(0.34)	(0.23)	(0.20)	(0.24)
Total Distributions	(0.39)	(0.39)	(0.39)	(0.39)	(0.40)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 5.99	$ 4.90	$ 6.18	$ 7.03	$ 7.43

Total Return (a)	31.53%	(15.02)%***	(6.65)%	(0.07)%	16.98%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,860	$ 1,720	$ 2,703	$ 2,982	$ 4,352
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.52%	3.80%**	3.31%	3.51%	4.47%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.68%	0.34%**	2.44%	2.25%	1.21%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.07%	3.03%**	2.86%	2.87%	3.44%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.13%	1.11%**	2.89%	2.89%	2.24%**
Portfolio Turnover	677.36%	717.54%	530.98%	331.95%	125.07%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.36%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, and 0.38% for the year ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (15.02)%, and 17.29%, respectively.

The accompanying notes are an integral part of these financial statements.

Annual Report | 41

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Annual Report | 42

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Annual Report | 43

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,786,493	$2,786,493	$—	$—
Real Estate Investment Trusts	241,995	241,995	—	—
Money Market Fund	46,040	46,040	—	—
Total	$3,074,528	$3,074,528	$—	$—

Annual Report | 44

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Large Cap Share Buyback Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,686,474	$5,686,474	$—	$—
Money Market Fund	297,794	297,794	—	—
Total	$5,984,268	$5,984,268	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,289,859	$7,288,240	$—	$1,619
Exchange Traded Fund	1,437,703	1,437,703	—	—
Limited Partnerships	1,534,405	1,534,405	—	—
Real Estate Investment Trust	138,236	138,236	—	—
Total	$10,400,203	$10,398,584	$—	$1,619

Income Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,320,998	$7,320,998	$—	$—
Corporate Bond (2)	6,316	—	6,316	—
Real Estate Investment Trusts	484,112	484,112	—	—
Money Market Fund	614,685	614,685	—	—
Total	$8,426,111	$8,419,795	$6,316	$—

(1)

As of and during the six months ended June 30, 2021, none of the Funds held securities that were considered to be “Level 3” securities and material to Fund’s portfolios (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated

Annual Report | 45

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of

Annual Report | 46

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)        Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

 ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)       Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S.

Annual Report | 47

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts that existed as of June 30, 2021. The Funds' did not earn net interest income or incur net interest expense on cash deposits and overdrafts, respectively, during the fiscal year.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2021, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$27,303,954	$29,055,374
Large Cap Buyback Fund	31,329,756	33,130,182
Risk-On Risk-Off Fund	90,128,085	95,371,011
Income Fund	50,637,153	52,657,343

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more

Annual Report | 48

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2021, management fees were as follows:

Defensive Growth Fund	$53,768
Large Cap Buyback Fund	$75,303
Risk-On Risk-Off Fund	$116,703
Income Fund	$95,121

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through October 31, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Risk-On Risk-Off Fund	2.45%	1.50% *	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

* Ratio was 1.20% as of September 1, 2019.

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through June 30, 2021:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2021
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2021
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2021
Income Fund	2.20%	1.40%	2.70%	October 31, 2021

Effective November 1, 2020 the expense limitation agreement excluded any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit

Annual Report | 49

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)).

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2022	June 30, 2023	June 30, 2024
Defensive Growth Fund
Class A	$20,253	$25,387	$30,163
Class I	$24,942	$22,551	$13,738
Class U	$12,417	$16,471	$12,263
Large Cap Buyback Fund
Class A	$42,578	$53,369	$45,876
Class I	$33,647	$20,414	$18,178
Class U	$8,654	$12,167	$2,915
Risk-On Risk-Off Fund
Class A	$ -	$705	$ -
Class I	$12,122	$33,485	$29,009
Class U	$3,645	$2,535	$ -
Income Fund
Class A	$16,231	$25,882	$22,590
Class I	$31,655	$29,920	$24,302
Class U	$12,991	$17,202	$7,046

During the year ended June 30, 2021, the Advisor recouped $13,048 with respect to Class A shares and $24,375 with respect to Class U shares of the Risk-On Risk-Off Fund.

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended June 30, 2021, fees incurred under the Plan were as follows:

Defensive Growth Fund	$3,886
Large Cap Buyback Fund	$3,964
Risk-On Risk-Off Fund	$13,546
Income Fund	$15,288

Annual Report | 50

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of June 30, 2021, the Risk-On Risk-Off Fund owed the Adviser $3,511.

As of June 30, 2021, the Adviser owed the Defensive Growth Fund, Large Cap Buyback Fund, and Income Fund each $1,868, $83, and $2,800, respectively.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2021, redemption fees were assessed as follows:

Defensive Growth Fund	$51
Large Cap Buyback Fund	$34
Risk-On Risk-Off Fund	$0
Income Fund	$552

For the year ended June 30, 2020, redemption fees were assessed as follows:

Defensive Growth Fund	$8
Large Cap Buyback Fund	$3,295
Risk-On Risk-Off Fund	$5,824
Income Fund	$3

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2021, and the year ended June 30, 2020 was as follows:

For the year ended June 30, 2021:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	105,084	—	510,840	615,924

Annual Report | 51

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

For the year ended June 30, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	165,112	—	570,121	735,233

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(34,026)	$(9,540,029)	$—	$12,734	$(9,561,321)
AmericaFirst Large Cap Buyback Fund	685,887	92,360	—	—	—	333,024	1,111,271
AmericaFirst Risk-On Risk-Off Fund	—	—	(77,119)	(11,451,571)	—	(344,581)	(11,873,271)
AmericaFirst Income Fund	—	—	—	(9,726,796)	—	210,925	(9,515,871)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and distributions from partnership investments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$34,026
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Risk-On Risk-Off Fund	77,119
AmericaFirst Income Fund	—

Annual Report | 52

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$—
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Risk-On Risk-Off Fund	—
AmericaFirst Income Fund	—

At June 30, 2021, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$9,009,838	$530,191	$9,540,029
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Risk-On Risk-Off Fund	9,641,638	1,809,933	11,451,571
AmericaFirst Income Fund	9,541,438	185,358	9,726,796

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2021 as follows:

	Paid In Capital	Distributable Earnings

AmericaFirst Defensive Growth Fund	$(50,232)	$50,232
AmericaFirst Large Cap Buyback Fund	—	—
AmericaFirst Risk-On Risk-Off Fund	(82,860)	82,860
AmericaFirst Income Fund	—	—

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Annual Report | 53

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/29/2021	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/29/2021	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/29/2021	0.03270

Annual Report | 54

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund and AmericaFirst Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund and AmericaFirst Income Fund, each a series of shares of beneficial interest in AmericaFirst Quantitative Funds (the “Funds”), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Fund	Financial Highlights Presented
AmericaFirst Defensive Growth Fund	For each of the years in the five-year period ended June 30, 2021
AmericaFirst Large Cap Share Buyback Fund	For each of the years in the four-year period ended June 30, 2021 and for the period from January 31, 2017 (commencement of operations) to June 30, 2017
AmericaFirst Monthly Risk-On Risk-Off Fund	For each of the years in the five-year period ended June 30, 2021
AmericaFirst Income Fund	For each of the years in the five-year period ended June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Annual Report | 55

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the AmericaFirst Quantitative Funds since 2013.

Philadelphia, Pennsylvania

August 30, 2021

Annual Report | 56

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

 As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2021 and held for the entire period through June 30, 2021.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Annual Report | 57

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,051.49	$15.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.47	$15.40

* Expenses are equal to the Fund's annualized expense ratio of 3.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,053.79	$13.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.05	$12.82

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,048.97	$18.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.09	$17.77

* Expenses are equal to the Fund's annualized expense ratio of 3.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,171.14	$12.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.14	$11.73

* Expenses are equal to the Fund's annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 58

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,172.27	$11.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.43	$10.44

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,166.81	$16.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.42	$15.45

* Expenses are equal to the Fund's annualized expense ratio of 3.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,090.48	$15.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.57	$15.30

* Expenses are equal to the Fund's annualized expense ratio of 3.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,097.33	$9.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.77	$9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 59

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,088.72	$18.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.09	$17.77

* Expenses are equal to the Fund's annualized expense ratio of 3.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,179.80	$15.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.09	$14.71

* Expenses are equal to the Fund's annualized expense ratio of 2.96%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,185.07	$11.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.08	$10.79

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,175.74	$18.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.59	$17.27

* Expenses are equal to the Fund's annualized expense ratio of 3.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 60

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2021 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
David S. Friedensohn Year of Birth: 1961	Trustee, January 2021 to present	CEO, The Wall Street Transcript (financial news and research publisher), 2009 to present; Managing Director, Pellinore Ventures, LLC (investment and consulting enterprise), 2010 to present.	4	Nile Capital Investment Trust, Feb. 2010 to March 2019.
Monica S. Himes Year of Birth: 1973	Trustee, January 2021 to present	Registered Representative, Andes Capital Group, LLC (capital raising and trading broker-dealer); February 2021 to present Registered Representative, OCP Capital, LLC (private capital raising focused broker-dealer) 2013 to January 2021.	4	None

Timothy P. Highland and Michael A. Gunning have concluded their service as Trustees to AmericaFirst Quantitative Funds (the "Trust").  They have been replaced by David S. Friedensohn and Monica S. Himes following their election on January 29, 2021, as Trustees, by shareholders of the Funds in the Trust.

Annual Report | 61

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

 Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007.	4	None
OFFICERS OF THE TRUST
Robert G. Roach Jr. Year of Birth: 1962	Chief Compliance Officer of the Trust – September 2018 to present

Chief Compliance Officer (“CCO”), AmericaFirst Quantitative Funds, 09/2018-Present; Owner, Roach Corp (Consulting Firm) 08/2017-Present; Managing Principal, OCP Capital LLC (Broker Dealer), 05/2018-Present; Financial and Operations Principal (FINOP), CommonGood Securities LLC (Broker Dealer), 04/2018-Present; COO/CFO, TriLinc Global LLC (Impact Investment Fund Manager), 01/2017 to 08/2017; CFO & CCO, LR Global Holdings (Frontier Markets Investment Firm), 07/2016 to 12/2016; CCO, AmericaFirst Capital Management LLC, 02/2012 to 07/2016; CCO, AmericaFirst Quantitative Funds, 02/2012 to 12/2015; CFO & CCO, AmericaFirst Securities, Inc. LLC (Broker Dealer), 03/2012 to 07/2016, Independent Trustee, Nile Capital Investment Trust, (Mutual Fund), 01/2012 to Present.

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

Annual Report | 62

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $6,000 per year.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2021. The Trust does not have a bonus, profit sharing, pension or retirement plan.

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8501.

Annual Report | 63

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2021 (UNAUDITED)

 Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. During the six months ended June 30, 2021, the Trust's Liquidity Program Administrator ("LPA") and the Board reviewed the Fund's investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements.  Accordingly, the Board and the LPA concluded that (i) the Fund's liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund's liquidity risk management program has been effectively implemented.

The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Annual Report | 64

 PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Annual Report | 65

PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.

Annual Report | 66

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

Annual Report | 67

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

9700 Village Center Drive, Suite 50-N

Granite Bay, CA 95746

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 9700 Village Center Drive (Suite 50-N), Granite Bay, CA. The Funds’ distributor is Arbor Court Capital, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2021

$ 49,000

FY 2020

$ 47,000

(b)

Audit-Related Fees

Registrant

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2021

$10,000

FY 2020

$10,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2021

$10,000

FY 2020

$10,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst QuantitativeFunds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rick Gonsalves

     Rick Gonsalves

     Chief Executive Officer

Date: September 3, 2021

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: September 3, 2021

* Print the name and title of each signing officer under his or her signature.